Share-based Compensation - Fair Value of Each Option Grant Estimated (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%
Expected volatility	0.00%
Risk-free interest rate minimum		2.24%
Risk-free interest rate maximum		2.85%
Expected volatility minimum		47.51%
Expected volatility maximum		47.89%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (in years)		10 months 17 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (in years)		5 years 10 months 2 days